Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Depreciation expense	$ 873	$ 854	$ 783
Acquisition of property, plant and equipment	397	348
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment [Member]
Property Plant And Equipment [Line Items]
Depreciation expense	623	581	564
Assets Sold With a Buy-Back Agreement [Member]
Property Plant And Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment	$ 22	$ 37	$ 19